Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
— OPERATING ACTIVITIES
Net income for the year	$ 13,817	$ 16,397
Items not affecting cash:
Depletion and depreciation	33,611	38,291
Stream, royalty and other interests impairments	8,877	2,660
Deferred income tax expense	7,595	4,371
Share based payments	5,652	5,180
Gain on revaluation of investments	(3,830)	(9,456)
Interest expense and financing amortization	1,935	3,327
Unrealized foreign exchange loss	346	68
Loss (gain) on stream and royalty interests disposal and other	335	(134)
Changes in non-cash working capital	(2,722)	(3,365)
Cash flow from (used in) operating activities	65,616	57,339
— INVESTING ACTIVITIES
Proceeds from disposal of investments and other	56,381	23,327
Acquisition of investments and other assets	(15,916)	(24,070)
Acquisition of stream, royalty and other interests	(3,476)	(61,288)
Investment in Hod Maden interest	(3,312)	(3,000)
Cash flow from (used in) investing activities	33,677	(65,031)
— FINANCING ACTIVITIES
Proceeds on exercise of warrants, options and other	77,579	13,064
Bank debt drawn	41,000	92,500
Bank debt repaid	(86,000)	(47,500)
Redemption of common shares (normal course issuer bid)	(23,524)	(46,613)
Interest paid	(1,361)	(2,702)
Cash flow from (used in) financing activities	7,694	8,749
Effect of exchange rate changes on cash and cash equivalents	(182)	22
Net increase in cash and cash equivalents	106,805	1,079
Cash and cash equivalents — beginning of the year	6,971	5,892
Cash and cash equivalents — end of the year	$ 113,776	$ 6,971